LOSS PER SHARE (Narrative) (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
LOSS PER SHARE [Abstract]
Options and Warrants Outstanding	$ 1,133,856	$ 949,323	$ 847,848	$ 847,777